OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Activity in Options and Warrants

	Total Options Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at January 1, 2019	2,587,500	$0.35	$—
Issued	2,500,000	0.25
Cancelled	(45,000)	(0.25)
Balance at December 31, 2019	5,042,500	$0.40	$—
Cancelled	(500,000)	(0.25)
Balance at December 31, 2020	4,542,500	$0.41	$118,148

Schedule of Options and Warrants Exercisable and Outstanding

		Weighted Average
Range of		Remaining	Weighted Average	Aggregate
Exercise Prices	Number Outstanding	Contractual Life (Years)	Exercise Price	Intrinsic Value

$0.01 - $0.50	2,002,500	2.66	$0.25	$ 118,148
$0.51 - $1.00	2,540,000	4.80	$0.54	—
	4,542,500			$ 118,148

Schedule of Summary of Options and Warrants Assumptions to Estimate Fair Value of Options Granted

	2020	2019
Expected price volatility	—	118.66 - 152.63%
Risk-free interest rate	—	2.32 - 2.41%
Expected life in years	—	4 - 10
Dividend yield	—	—

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Activity in Options and Warrants

	Total Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value

Balance at January 1, 2019	18,025,000	$0.24	$—
Granted	31,535,475	0.12
Exercised	(19,710,714)	0.07
Balance at December 31, 2019	29,849,761	$0.23	$1,956,750
Granted	17,180,957	0.31
Exercised	(7,110,340)	0.09
Cancelled	(1,000,000)	—
Balance at December 31, 2020	38,920,378	$0.27	$2,973,660

Schedule of Options and Warrants Exercisable and Outstanding

		Weighted Average
Range of		Remaining	Weighted Average	Aggregate
Exercise Prices	Number Outstanding	Contractual Life (Years)	Exercise Price	Intrinsic Value

$0.01 - $0.50	36,429,835	3.46	$0.24	$2,973,660
$0.51 - $1.00	2,490,543	2.10	$0.60	—
	38,920,378			$2,973,660

Schedule of Summary of Options and Warrants Assumptions to Estimate Fair Value of Options Granted

	June 30, 2021	December 31, 2020
Warrants outstanding and exercisable	78,620,378	38,920,378
Weighted-average exercise price	$0.25	$0.27
Aggregate intrinsic value	$15,067,991	$2,973,660
Weighted-average remaining contractual term (years)	3.86	3.37

Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Summary of Options and Warrants Assumptions to Estimate Fair Value of Options Granted

	June 30, 2021	December 31, 2020
Options outstanding and exercisable	4,727,778	4,542,500
Weighted-average exercise price	$0.36	$0.41
Aggregate intrinsic value	$579,494	118,148
Weighted-average remaining contractual term (years)	4.19	3.86